Subsequent Events (FY) (Details) - Associated Capital Group [Member] - shares	Mar. 16, 2020	Mar. 14, 2020
Stock Transaction [Abstract]
Shares to be distributed to shareholders in spin-off (in shares)	50,000,000
Subsequent Event [Member]
Stock Transaction [Abstract]
Shares to be distributed to shareholders in spin-off (in shares)		50,000,000